SEI INSTITUTIONAL INVESTMENTS TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated May 22, 2020
to the Prospectus, dated September 30, 2019, as restated March 18, 2020 and as amended on March 30, 2020, April 3, 2020 and April 23, 2020 ("Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

Effective immediately, all references to "Investec Asset Management Ltd." are hereby deleted and replaced with "Ninety One UK Ltd." and all abbreviations for "IAM Ltd." are hereby deleted and replaced with "Ninety One" in the appropriate alphabetical order thereof.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1276 (5/20)

SEI INSTITUTIONAL INVESTMENTS TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated May 22, 2020
to the Statement of Additional Information, dated September 30, 2019, as amended on December 13, 2019, December 20, 2019, March 30, 2020, April 3, 2020 and April 24, 2020 ("SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Effective immediately, all references to "Investec Asset Management Ltd." are hereby deleted and replaced with "Ninety One UK Ltd." and all abbreviations for "IAM Ltd." are hereby deleted and replaced with "Ninety One" in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and the Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Investec Asset Management Ltd. is hereby deleted and replaced with the following:

NINETY ONE UK LTD.—Ninety One UK Ltd. ("Ninety One") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Debt Fund. Ninety One is a dual listed company incorporated under the laws of the United Kingdom. It is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is authorized by the UK Financial Conduct Authority. Ninety One is an asset manager engaged in the business of managing investment portfolios for clients globally.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1277 (5/20)